UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Large Cap Value Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Airlines – 1.2%
60,000	United Continental Holdings Inc., (2)	$ 5,802,000
	Automobiles – 1.4%
176,000	General Motors Co	6,679,200
	Banks – 2.1%
63,000	Comerica Inc.	4,988,340
313,000	Regions Financial Corp	5,148,850
	Total Banks	10,137,190
	Biotechnology – 1.5%
11,000	Amgen Inc.	2,290,750
15,000	Biogen Inc., (2)	5,005,800
	Total Biotechnology	7,296,550
	Capital Markets – 4.0%
151,000	Morgan Stanley	6,702,890
53,000	Northern Trust Corp	5,259,190
28,000	Raymond James Financial Inc.	2,232,440
49,000	T Rowe Price Group Inc.	4,868,640
	Total Capital Markets	19,063,160
	Chemicals – 2.1%
56,000	LyondellBasell Industries NV	5,225,360
68,000	Westlake Chemical Corp	4,929,320
	Total Chemicals	10,154,680
	Commercial Services & Supplies – 1.0%
81,000	KAR Auction Services Inc.	4,628,340
	Communications Equipment – 2.8%
278,000	Cisco Systems Inc.	13,307,860
	Construction & Engineering – 0.7%
101,000	AECOM, (2)	3,248,160
	Consumer Finance – 4.4%
69,000	Capital One Financial Corp	6,187,920
73,000	Discover Financial Services	5,204,900
423,000	Navient Corp	4,864,500

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Consumer Finance (continued)
176,000	Synchrony Financial	$ 4,572,480
	Total Consumer Finance	20,829,800
	Diversified Consumer Services – 1.0%
175,000	H&R Block Inc.	4,726,750
	Diversified Financial Services – 6.0%
504,000	Bank of America Corp	14,313,600
18,000	Berkshire Hathaway Inc., (2)	3,928,320
24,000	Citigroup Inc.	1,554,960
80,000	JPMorgan Chase & Co	8,895,200
	Total Diversified Financial Services	28,692,080
	Diversified Telecommunication Services – 4.9%
406,000	AT&T Inc.	12,683,440
291,000	CenturyLink Inc.	5,470,800
237,026	Frontier Communications Corp	846,183
72,000	Verizon Communications Inc.	4,341,600
	Total Diversified Telecommunication Services	23,342,023
	Electric Utilities – 0.9%
163,000	PG&E Corp	4,299,940
	Electrical Equipment – 1.8%
48,000	Eaton Corp PLC	3,693,120
64,000	Regal Beloit Corp	5,003,520
	Total Electrical Equipment	8,696,640
	Electronic Equipment, Instruments & Components – 1.0%
186,000	Jabil Inc.	4,644,420
	Entertainment – 2.0%
117,000	Cinemark Holdings Inc.	4,489,290
167,000	Viacom Inc.	5,153,620
	Total Entertainment	9,642,910
	Food & Staples Retailing – 2.8%
193,000	Kroger Co/The	5,724,380
87,000	Walgreens Boots Alliance Inc.	7,366,290
	Total Food & Staples Retailing	13,090,670
	Health Care Providers & Services – 6.0%
4,900	AmerisourceBergen Corp	435,610
99,000	Cardinal Health Inc.	5,428,170
27,000	Cigna Corp	6,031,260
65,000	Express Scripts Holding Co, (2)	6,595,550

Shares	Description (1)	Value
	Health Care Providers & Services (continued)
15,000	Humana Inc.	$4,942,050
42,000	McKesson Corp	5,229,000
	Total Health Care Providers & Services	28,661,640
	Hotels, Restaurants & Leisure – 0.9%
63,000	Hyatt Hotels Corp	4,492,530
	Household Durables – 1.0%
183,000	PulteGroup Inc.	4,853,160
	Independent Power & Renewable Electricity Producers – 0.5%
162,000	AES Corp/VA	2,509,380
	Insurance – 3.4%
84,000	Lincoln National Corp	5,289,480
137,000	MetLife Inc.	6,114,310
95,000	Principal Financial Group Inc.	4,685,400
	Total Insurance	16,089,190
	IT Services – 1.1%
93,000	Booz Allen Hamilton Holding Corp	4,771,830
2,800	Mastercard Inc.	562,996
	Total IT Services	5,334,826
	Machinery – 1.2%
89,000	PACCAR Inc.	5,537,580
	Media – 5.0%
293,000	Comcast Corp	11,429,930
158,000	DISH Network Corp, (2)	5,176,080
193,900	Gannett Co Inc.	2,010,743
66,000	Omnicom Group Inc.	5,080,020
	Total Media	23,696,773
	Metals & Mining – 2.1%
60,000	Reliance Steel & Aluminum Co	4,827,000
143,000	Steel Dynamics Inc.	5,033,600
	Total Metals & Mining	9,860,600
	Multiline Retail – 3.3%
77,000	Kohl's Corp	5,172,090
148,000	Macy's Inc.	5,064,560
75,000	Target Corp	5,322,000
	Total Multiline Retail	15,558,650
	Oil, Gas & Consumable Fuels – 15.5%
298,000	Antero Resources Corp, (2)	3,912,740

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
102,000	CONSOL Energy Inc., (2)	$3,504,720
263,000	EQT Corp	4,920,730
380,000	Extraction Oil & Gas Inc., (2)	2,166,000
93,000	Exxon Mobil Corp	7,393,500
378,000	Gulfport Energy Corp, (2)	3,220,560
86,000	HollyFrontier Corp	5,372,420
98,000	Marathon Petroleum Corp	6,385,680
155,000	Murphy Oil Corp	4,944,500
232,000	Parsley Energy Inc., (2)	4,670,160
130,000	PBF Energy Inc.	5,028,400
67,000	Phillips 66	6,265,840
327,000	Range Resources Corp	4,757,850
233,000	SM Energy Co	4,753,200
76,000	Valero Energy Corp	6,072,400
	Total Oil, Gas & Consumable Fuels	73,368,700
	Paper & Forest Products – 1.0%
111,000	Domtar Corp	4,837,380
	Personal Products – 1.1%
89,000	Herbalife Nutrition Ltd	5,095,250
	Pharmaceuticals – 0.5%
16,000	Johnson & Johnson	2,350,400
	Real Estate Management & Development – 1.1%
117,000	CBRE Group Inc., (2)	5,110,560
	Road & Rail – 1.4%
61,000	Genesee & Wyoming Inc., (2)	5,080,080
8,000	Norfolk Southern Corp	1,365,920
	Total Road & Rail	6,446,000
	Semiconductors & Semiconductor Equipment – 1.0%
98,000	Intel Corp	4,832,380
	Software – 1.0%
29,000	VMware Inc., (2)	4,852,860
	Specialty Retail – 5.1%
81,000	Best Buy Co Inc.	5,231,790
28,000	Burlington Stores Inc., (2)	4,641,280
91,000	Foot Locker Inc.	5,132,400
61,000	Murphy USA Inc., (2)	4,942,220

Shares	Description (1)	Value
	Specialty Retail (continued)
106,000	Urban Outfitters Inc., (2)	$ 4,037,540
	Total Specialty Retail	23,985,230
	Technology Hardware, Storage & Peripherals – 3.8%
363,000	Hewlett Packard Enterprise Co	5,445,000
248,000	HP Inc.	5,704,000
57,000	NetApp Inc.	3,811,590
71,000	Western Digital Corp	3,222,690
	Total Technology Hardware, Storage & Peripherals	18,183,280
	Trading Companies & Distributors – 1.1%
94,000	WESCO International Inc., (2)	5,020,540
	Wireless Telecommunication Services – 1.1%
143,000	Telephone & Data Systems Inc.	5,109,390

	Total Long-Term Investments (cost $459,858,778)	474,068,672

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$ 474	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/18, repurchase price $473,817, collateralized by $480,000 U.S. Treasury Bonds, 3.375%, due 5/15/44, value $484,947	1.050%	12/03/18	$ 473,776
	Total Short-Term Investments (cost $473,776)			473,776
	Total Investments (cost $460,332,554) – 99.9%			474,542,448
	Other Assets Less Liabilities – 0.1%			409,246
	Net Assets – 100%			$ 474,951,694
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Large Cap Value Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$474,068,672	$ —	$ —	$474,068,672
Short-Term Investments:
Repurchase Agreements	—	473,776	—	473,776
Total	$474,068,672	$473,776	$ —	$474,542,448
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
Tax cost of investments	$463,111,872
Gross unrealized:
Appreciation	$ 46,988,782
Depreciation	(35,558,206)
Net unrealized appreciation (depreciation) of investments	$ 11,430,576
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Core Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Automobiles – 0.8%
207,000	General Motors Co	$ 7,855,650
	Banks – 1.9%
116,000	Comerica Inc.	9,184,880
558,000	Regions Financial Corp	9,179,100
	Total Banks	18,363,980
	Biotechnology – 3.9%
71,000	AbbVie Inc.	6,693,170
48,000	Amgen Inc.	9,996,000
27,000	Biogen Inc., (2)	9,010,440
164,000	Celgene Corp, (2)	11,844,080
	Total Biotechnology	37,543,690
	Capital Markets – 5.4%
124,000	E*TRADE Financial Corp	6,483,960
63,000	Evercore Inc.	5,201,280
139,000	LPL Financial Holdings Inc.	8,919,630
259,000	Morgan Stanley	11,497,010
98,000	Northern Trust Corp	9,724,540
106,000	T Rowe Price Group Inc.	10,532,160
	Total Capital Markets	52,358,580
	Chemicals – 2.0%
99,000	LyondellBasell Industries NV	9,237,690
138,000	Westlake Chemical Corp	10,003,620
	Total Chemicals	19,241,310
	Commercial Services & Supplies – 1.0%
161,000	KAR Auction Services Inc.	9,199,540
	Communications Equipment – 1.4%
278,000	Cisco Systems Inc.	13,307,860
	Consumer Finance – 2.2%
100,000	Capital One Financial Corp	8,968,000
77,000	Discover Financial Services	5,490,100
626,000	Navient Corp	7,199,000
	Total Consumer Finance	21,657,100

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Diversified Consumer Services – 1.0%
362,000	H&R Block Inc.	$ 9,777,620
	Diversified Financial Services – 1.1%
28,000	Berkshire Hathaway Inc., (2)	6,110,720
39,000	JPMorgan Chase & Co	4,336,410
	Total Diversified Financial Services	10,447,130
	Diversified Telecommunication Services – 1.7%
205,000	AT&T Inc.	6,404,200
548,000	CenturyLink Inc.	10,302,400
	Total Diversified Telecommunication Services	16,706,600
	Electric Utilities – 0.5%
185,000	PG&E Corp	4,880,300
	Electrical Equipment – 1.0%
122,000	Regal Beloit Corp	9,537,960
	Electronic Equipment, Instruments & Components – 1.0%
375,000	Jabil Inc.	9,363,750
	Entertainment – 1.0%
307,000	Viacom Inc.	9,474,020
	Food & Staples Retailing – 3.0%
345,000	Kroger Co/The	10,232,700
331,000	Sprouts Farmers Market Inc., (2)	7,619,620
132,000	Walgreens Boots Alliance Inc.	11,176,440
	Total Food & Staples Retailing	29,028,760
	Health Care Providers & Services – 9.4%
116,000	AmerisourceBergen Corp	10,312,400
188,000	Cardinal Health Inc.	10,308,040
53,000	Cigna Corp	11,839,140
116,000	Encompass Health Corp	8,724,360
105,000	Express Scripts Holding Co, (2)	10,654,350
34,000	Humana Inc.	11,201,980
69,000	McKesson Corp	8,590,500
70,000	UnitedHealth Group Inc.	19,695,200
	Total Health Care Providers & Services	91,325,970
	Hotels, Restaurants & Leisure – 3.6%
19,000	Chipotle Mexican Grill Inc., (2)	8,990,990
33,000	Domino's Pizza Inc.	9,151,560
114,000	Dunkin' Brands Group Inc.	8,436,000

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
109,000	Hyatt Hotels Corp	$ 7,772,790
	Total Hotels, Restaurants & Leisure	34,351,340
	Insurance – 2.2%
158,000	Lincoln National Corp	9,949,260
246,000	MetLife Inc.	10,978,980
	Total Insurance	20,928,240
	Interactive Media & Services – 1.9%
14,000	Alphabet Inc., (2)	15,535,100
20,000	Facebook Inc., (2)	2,812,200
	Total Interactive Media & Services	18,347,300
	Internet & Direct Marketing Retail – 2.7%
9,000	Amazon.com Inc., (2)	15,211,530
87,000	Expedia Group Inc.	10,508,730
	Total Internet & Direct Marketing Retail	25,720,260
	IT Services – 3.7%
196,000	Booz Allen Hamilton Holding Corp	10,056,760
92,000	Broadridge Financial Solutions Inc.	9,740,040
79,000	Mastercard Inc.	15,884,530
	Total IT Services	35,681,330
	Machinery – 2.8%
16,000	AGCO Corp	954,880
127,000	Allison Transmission Holdings Inc.	5,982,970
64,000	Cummins Inc.	9,667,840
168,000	PACCAR Inc.	10,452,960
	Total Machinery	27,058,650
	Media – 2.9%
164,000	AMC Networks Inc., (2)	9,817,040
404,000	Comcast Corp	15,760,040
218,000	Gannett Co Inc.	2,260,660
	Total Media	27,837,740
	Metals & Mining – 0.8%
231,000	Steel Dynamics Inc.	8,131,200
	Multiline Retail – 3.8%
150,000	Kohl's Corp	10,075,500
302,000	Macy's Inc.	10,334,440
137,000	Nordstrom Inc.	7,243,190
130,000	Target Corp	9,224,800
	Total Multiline Retail	36,877,930

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 12.8%
576,000	Antero Resources Corp, (2)	$7,562,880
145,000	CONSOL Energy Inc., (2)	4,982,200
520,000	EQT Corp	9,729,200
359,000	Extraction Oil & Gas Inc., (2)	2,046,300
39,000	Exxon Mobil Corp	3,100,500
523,000	Gulfport Energy Corp, (2)	4,455,960
166,000	HollyFrontier Corp	10,370,020
173,000	Marathon Petroleum Corp	11,272,680
306,000	Murphy Oil Corp	9,761,400
475,000	Parsley Energy Inc., (2)	9,561,750
256,000	PBF Energy Inc.	9,902,080
120,000	Phillips 66	11,222,400
640,000	Range Resources Corp	9,312,000
457,000	SM Energy Co	9,322,800
135,000	Valero Energy Corp	10,786,500
	Total Oil, Gas & Consumable Fuels	123,388,670
	Paper & Forest Products – 0.6%
134,000	Domtar Corp	5,839,720
	Personal Products – 1.0%
172,000	Herbalife Nutrition Ltd	9,847,000
	Pharmaceuticals – 0.5%
36,000	Johnson & Johnson	5,288,400
	Real Estate Management & Development – 1.0%
214,000	CBRE Group Inc., (2)	9,347,520
	Road & Rail – 1.0%
121,000	Genesee & Wyoming Inc., (2)	10,076,880
	Software – 5.4%
86,000	Citrix Systems Inc.	9,371,420
52,000	Intuit Inc.	11,155,560
196,000	Microsoft Corp	21,734,440
62,000	VMware Inc., (2)	10,375,080
	Total Software	52,636,500
	Specialty Retail – 6.7%
158,000	Best Buy Co Inc.	10,205,220
53,000	Burlington Stores Inc., (2)	8,785,280
189,000	Foot Locker Inc.	10,659,600
88,000	Murphy USA Inc., (2)	7,129,760

Shares	Description (1)	Value
	Specialty Retail (continued)
98,000	Ross Stores Inc.	$8,584,800
210,000	TJX Cos Inc./The	10,258,500
228,000	Urban Outfitters Inc., (2)	8,684,520
	Total Specialty Retail	64,307,680
	Technology Hardware, Storage & Peripherals – 5.3%
130,000	Apple Inc.	23,215,400
420,000	Hewlett Packard Enterprise Co	6,300,000
383,000	HP Inc.	8,809,000
128,000	NetApp Inc.	8,559,360
105,000	Western Digital Corp	4,765,950
	Total Technology Hardware, Storage & Peripherals	51,649,710
	Trading Companies & Distributors – 1.5%
121,000	HD Supply Holdings Inc., (2)	4,827,900
135,000	Univar Inc., (2)	2,924,100
126,000	WESCO International Inc., (2)	6,729,660
	Total Trading Companies & Distributors	14,481,660
	Wireless Telecommunication Services – 1.0%
274,000	Telephone & Data Systems Inc.	9,790,020

	Total Long-Term Investments (cost $910,041,330)	961,657,570

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$ 2,205	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/18, repurchase price $2,205,512, collateralized by $2,230,000 U.S. Treasury Bonds, 3.375%, due 5/15/44, value $2,252,982	1.050%	12/03/18	$ 2,205,319
	Total Short-Term Investments (cost $2,205,319)			2,205,319
	Total Investments (cost $912,246,649) – 99.8%			963,862,889
	Other Assets Less Liabilities – 0.2%			2,378,566
	Net Assets – 100%			$ 966,241,455
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen Large Cap Core Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$961,657,570	$ —	$ —	$961,657,570
Short-Term Investments:
Repurchase Agreements	—	2,205,319	—	2,205,319
Total	$961,657,570	$2,205,319	$ —	$963,862,889
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
Tax cost of investments	$914,495,806
Gross unrealized:
Appreciation	$ 95,568,274
Depreciation	(46,201,191)
Net unrealized appreciation (depreciation) of investments	$ 49,367,083
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Large Cap Growth Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4%
	Aerospace & Defense – 0.6%
7,000	Boeing Company	$ 2,427,320
	Airlines – 1.2%
99,000	Southwest Airlines Co	5,406,390
	Banks – 1.0%
56,000	Comerica Inc.	4,434,080
	Biotechnology – 5.9%
101,000	AbbVie Inc.	9,521,270
39,000	Amgen Inc.	8,121,750
4,124	Biogen Inc., (2)	1,376,261
87,000	Celgene Corp, (2)	6,283,140
	Total Biotechnology	25,302,421
	Capital Markets – 6.0%
36,000	Ameriprise Financial Inc.	4,671,000
51,000	E*TRADE Financial Corp	2,666,790
53,000	Evercore Inc.	4,375,680
75,000	LPL Financial Holdings Inc.	4,812,750
27,000	Northern Trust Corp	2,679,210
29,000	SEI Investments Co	1,557,300
53,000	T Rowe Price Group Inc.	5,266,080
	Total Capital Markets	26,028,810
	Chemicals – 2.2%
54,000	LyondellBasell Industries NV	5,038,740
62,000	Westlake Chemical Corp	4,494,380
	Total Chemicals	9,533,120
	Commercial Services & Supplies – 1.1%
80,000	KAR Auction Services Inc.	4,571,200
	Consumer Finance – 2.8%
49,000	Capital One Financial Corp	4,394,320
69,000	Discover Financial Services	4,919,700
96,000	OneMain Holdings Inc., (2)	2,809,920
	Total Consumer Finance	12,123,940

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Diversified Consumer Services – 1.0%
155,000	H&R Block Inc.	$ 4,186,550
	Electronic Equipment, Instruments & Components – 0.1%
26,000	Jabil Inc.	649,220
	Food & Staples Retailing – 2.5%
94,000	Kroger Co/The	2,788,040
151,000	Sprouts Farmers Market Inc., (2)	3,476,020
52,000	Walgreens Boots Alliance Inc.	4,402,840
	Total Food & Staples Retailing	10,666,900
	Food Products – 0.4%
18,000	Post Holdings Inc., (2)	1,741,500
	Health Care Providers & Services – 10.1%
54,000	AmerisourceBergen Corp	4,800,600
7,551	Cardinal Health Inc.	414,022
24,000	Cigna Corp	5,361,120
66,000	Encompass Health Corp	4,963,860
43,000	Express Scripts Holding Co, (2)	4,363,210
18,000	Humana Inc.	5,930,460
37,000	McKesson Corp	4,606,500
47,000	UnitedHealth Group Inc.	13,223,920
	Total Health Care Providers & Services	43,663,692
	Hotels, Restaurants & Leisure – 6.7%
10,000	Chipotle Mexican Grill Inc., (2)	4,732,100
17,000	Domino's Pizza Inc.	4,714,440
66,000	Dunkin' Brands Group Inc.	4,884,000
37,000	Hyatt Hotels Corp	2,638,470
109,000	Starbucks Corp	7,272,480
247,000	Wendy's Co/The	4,428,710
	Total Hotels, Restaurants & Leisure	28,670,200
	Household Durables – 1.0%
162,000	PulteGroup Inc.	4,296,240
	Industrial Conglomerates – 0.4%
11,344	Honeywell International Inc.	1,664,732
	Interactive Media & Services – 5.1%
13,000	Alphabet Inc., (2)	14,425,450
20,000	Facebook Inc., (2)	2,812,200
26,000	IAC/InterActiveCorp	4,626,960
	Total Interactive Media & Services	21,864,610

Shares	Description (1)	Value
	Internet & Direct Marketing Retail – 5.1%
9,000	Amazon.com Inc., (2)	$15,211,530
1,000	Booking Holdings Inc., (2)	1,891,880
41,000	Expedia Group Inc.	4,952,390
	Total Internet & Direct Marketing Retail	22,055,800
	IT Services – 5.7%
88,000	Booz Allen Hamilton Holding Corp	4,515,280
46,000	Broadridge Financial Solutions Inc.	4,870,020
54,000	Mastercard Inc.	10,857,780
31,000	Visa Inc.	4,393,010
	Total IT Services	24,636,090
	Machinery – 2.1%
92,000	Allison Transmission Holdings Inc.	4,334,120
31,000	Cummins Inc.	4,682,860
	Total Machinery	9,016,980
	Media – 3.2%
77,000	AMC Networks Inc., (2)	4,609,220
108,000	Comcast Corp	4,213,080
63,000	Omnicom Group Inc.	4,849,110
	Total Media	13,671,410
	Metals & Mining – 1.0%
125,000	Steel Dynamics Inc.	4,400,000
	Multiline Retail – 1.2%
12,600	Kohl's Corp	846,342
73,000	Nordstrom Inc.	3,859,510
7,000	Target Corp	496,720
	Total Multiline Retail	5,202,572
	Oil, Gas & Consumable Fuels – 2.6%
285,000	Antero Resources Corp, (2)	3,742,050
55,000	EQT Corp	1,029,050
245,000	Gulfport Energy Corp, (2)	2,087,400
213,000	Parsley Energy Inc., (2)	4,287,690
	Total Oil, Gas & Consumable Fuels	11,146,190
	Personal Products – 1.0%
76,000	Herbalife Nutrition Ltd	4,351,000
	Real Estate Management & Development – 1.1%
105,000	CBRE Group Inc., (2)	4,586,400

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Road & Rail – 1.7%
57,000	Genesee & Wyoming Inc., (2)	$4,746,960
15,995	Union Pacific Corp	2,459,711
	Total Road & Rail	7,206,671
	Software – 8.4%
44,000	Citrix Systems Inc.	4,794,680
8,000	Fair Isaac Corp	1,589,040
29,000	Intuit Inc.	6,221,370
168,000	Microsoft Corp	18,629,520
29,000	VMware Inc., (2)	4,852,860
	Total Software	36,087,470
	Specialty Retail – 7.4%
70,000	Best Buy Co Inc.	4,521,300
28,000	Burlington Stores Inc., (2)	4,641,280
33,000	Foot Locker Inc.	1,861,200
62,000	Ross Stores Inc.	5,431,200
135,000	TJX Cos Inc./The	6,594,750
121,000	Urban Outfitters Inc., (2)	4,608,890
71,000	Williams-Sonoma Inc.	4,020,730
	Total Specialty Retail	31,679,350
	Technology Hardware, Storage & Peripherals – 7.9%
156,000	Apple Inc.	27,858,480
65,000	NetApp Inc.	4,346,550
40,000	Western Digital Corp	1,815,600
	Total Technology Hardware, Storage & Peripherals	34,020,630
	Tobacco – 0.9%
72,000	Altria Group Inc.	3,947,760
	Trading Companies & Distributors – 2.0%
110,000	HD Supply Holdings Inc., (2)	4,389,000
189,000	Univar Inc., (2)	4,093,740
	Total Trading Companies & Distributors	8,482,740

	Total Long-Term Investments (cost $352,640,347)	427,721,988

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5%
	REPURCHASE AGREEMENTS – 0.5%
$ 1,919	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/18, repurchase price $1,919,140, collateralized by $1,940,000 U.S. Treasury Bonds, 3.375%, due 5/15/44, value $1,959,994	1.050%	12/03/18	$ 1,918,972
	Total Short-Term Investments (cost $1,918,972)			1,918,972
	Total Investments (cost $354,559,319) – 99.9%			429,640,960
	Other Assets Less Liabilities – 0.1%			505,098
	Net Assets – 100%			$ 430,146,058
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$427,721,988	$ —	$ —	$427,721,988
Short-Term Investments:
Repurchase Agreements	—	1,918,972	—	1,918,972
Total	$427,721,988	$1,918,972	$ —	$429,640,960

Nuveen Large Cap Growth Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
Tax cost of investments	$355,504,856
Gross unrealized:
Appreciation	$ 92,730,650
Depreciation	(18,594,546)
Net unrealized appreciation (depreciation) of investments	$ 74,136,104
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Equity Market Neutral Fund
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 51.8%
	COMMON STOCKS – 51.8%
	Airlines – 1.5%
63,000	Southwest Airlines Co	$3,440,430
27,000	United Continental Holdings Inc., (2)	2,610,900
	Total Airlines	6,051,330
	Automobiles – 0.4%
42,000	General Motors Co	1,593,900
	Banks – 0.9%
31,000	Comerica Inc.	2,454,580
81,000	Regions Financial Corp	1,332,450
	Total Banks	3,787,030
	Biotechnology – 1.8%
39,000	AbbVie Inc.	3,676,530
50,000	Celgene Corp, (2)	3,611,000
	Total Biotechnology	7,287,530
	Capital Markets – 1.6%
55,000	LPL Financial Holdings Inc.	3,529,350
70,000	Morgan Stanley	3,107,300
	Total Capital Markets	6,636,650
	Chemicals – 1.4%
23,000	LyondellBasell Industries NV	2,146,130
49,000	Westlake Chemical Corp	3,552,010
	Total Chemicals	5,698,140
	Commercial Services & Supplies – 0.6%
44,000	KAR Auction Services Inc.	2,514,160
	Communications Equipment – 0.2%
17,000	Cisco Systems Inc.	813,790
	Consumer Finance – 0.8%
30,000	Capital One Financial Corp	2,690,400
6,400	Discover Financial Services	456,320
	Total Consumer Finance	3,146,720
	Diversified Consumer Services – 0.8%
120,000	H&R Block Inc.	3,241,200

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – 0.9%
187,000	CenturyLink Inc.	$ 3,515,600
	Electric Utilities – 0.5%
81,000	PG&E Corp	2,136,780
	Electrical Equipment – 0.8%
40,000	Regal Beloit Corp	3,127,200
	Electronic Equipment, Instruments & Components – 0.7%
110,000	Jabil Inc.	2,746,700
	Entertainment – 1.3%
61,000	Cinemark Holdings Inc.	2,340,570
97,000	Viacom Inc.	2,993,420
	Total Entertainment	5,333,990
	Food & Staples Retailing – 1.6%
113,000	Kroger Co/The	3,351,580
88,000	Sprouts Farmers Market Inc., (2)	2,025,760
12,100	Walgreens Boots Alliance Inc.	1,024,507
	Total Food & Staples Retailing	6,401,847
	Health Care Providers & Services – 5.1%
33,000	AmerisourceBergen Corp	2,933,700
55,000	Cardinal Health Inc.	3,015,650
13,000	Cigna Corp	2,903,940
45,000	Encompass Health Corp	3,384,450
10,300	Express Scripts Holding Co, (2)	1,045,141
10,000	Humana Inc.	3,294,700
7,000	McKesson Corp	871,500
12,000	UnitedHealth Group Inc.	3,376,320
	Total Health Care Providers & Services	20,825,401
	Hotels, Restaurants & Leisure – 2.4%
4,000	Chipotle Mexican Grill Inc., (2)	1,892,840
10,000	Domino's Pizza Inc.	2,773,200
29,000	Dunkin' Brands Group Inc.	2,146,000
27,000	Hyatt Hotels Corp	1,925,370
16,000	Starbucks Corp	1,067,520
	Total Hotels, Restaurants & Leisure	9,804,930
	Insurance – 1.8%
52,000	Lincoln National Corp	3,274,440
78,000	MetLife Inc.	3,481,140

Shares	Description (1)	Value
	Insurance (continued)
9,000	Principal Financial Group Inc.	$ 443,880
	Total Insurance	7,199,460
	Interactive Media & Services – 0.7%
17,000	IAC/InterActiveCorp	3,025,320
	Internet & Direct Marketing Retail – 0.9%
30,000	Expedia Group Inc.	3,623,700
	IT Services – 2.2%
65,000	Booz Allen Hamilton Holding Corp	3,335,150
24,000	Broadridge Financial Solutions Inc.	2,540,880
16,000	Mastercard Inc.	3,217,120
	Total IT Services	9,093,150
	Machinery – 1.2%
54,000	AGCO Corp	3,222,720
27,000	PACCAR Inc.	1,679,940
	Total Machinery	4,902,660
	Media – 2.3%
57,000	AMC Networks Inc., (2)	3,412,020
89,000	DISH Network Corp, (2)	2,915,640
49,800	Gannett Co Inc.	516,426
35,000	Omnicom Group Inc.	2,693,950
	Total Media	9,538,036
	Multiline Retail – 2.5%
42,000	Kohl's Corp	2,821,140
93,000	Macy's Inc.	3,182,460
42,000	Nordstrom Inc.	2,220,540
26,000	Target Corp	1,844,960
	Total Multiline Retail	10,069,100
	Oil, Gas & Consumable Fuels – 5.9%
119,000	Antero Resources Corp, (2)	1,562,470
164,000	EQT Corp	3,068,440
161,000	Gulfport Energy Corp, (2)	1,371,720
46,000	Marathon Petroleum Corp	2,997,360
149,000	Parsley Energy Inc., (2)	2,999,370
89,000	PBF Energy Inc.	3,442,520
32,000	Phillips 66	2,992,640
172,000	Range Resources Corp	2,502,600
141,000	SM Energy Co	2,876,400

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
2,000	Valero Energy Corp	$ 159,800
	Total Oil, Gas & Consumable Fuels	23,973,320
	Paper & Forest Products – 0.6%
58,000	Domtar Corp	2,527,640
	Personal Products – 0.4%
28,000	Herbalife Nutrition Ltd	1,603,000
	Real Estate Management & Development – 0.8%
78,000	CBRE Group Inc., (2)	3,407,040
	Road & Rail – 0.9%
42,000	Genesee & Wyoming Inc., (2)	3,497,760
	Software – 1.7%
20,000	Citrix Systems Inc.	2,179,400
11,000	Intuit Inc.	2,359,830
15,000	VMware Inc., (2)	2,510,100
	Total Software	7,049,330
	Specialty Retail – 3.9%
46,000	Best Buy Co Inc.	2,971,140
16,000	Burlington Stores Inc., (2)	2,652,160
9,000	Foot Locker Inc.	507,600
26,000	Murphy USA Inc., (2)	2,106,520
26,000	Ross Stores Inc.	2,277,600
62,000	TJX Cos Inc./The	3,028,700
61,000	Urban Outfitters Inc., (2)	2,323,490
	Total Specialty Retail	15,867,210
	Technology Hardware, Storage & Peripherals – 0.5%
26,000	NetApp Inc.	1,738,620
9,800	Western Digital Corp	444,822
	Total Technology Hardware, Storage & Peripherals	2,183,442
	Trading Companies & Distributors – 1.3%
58,000	HD Supply Holdings Inc., (2)	2,314,200
56,000	WESCO International Inc., (2)	2,990,960
	Total Trading Companies & Distributors	5,305,160
	Wireless Telecommunication Services – 0.9%
97,000	Telephone & Data Systems Inc.	3,465,810

	Total Long-Term Investments (cost $206,568,931)	210,994,036

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 31.6%
	REPURCHASE AGREEMENTS – 31.6%
$ 128,690	Repurchase Agreement with Fixed Income Clearing Corporation, dated 11/30/18, repurchase price $128,701,428, collateralized by $131,120,000 U.S. Treasury Notes, 2.750%, due 2/15/24, value $131,267,510	1.050%	12/03/18	$ 128,690,168
	Total Short-Term Investments (cost $128,690,168)			128,690,168
	Total Investments (cost $335,259,099) – 83.4%			339,684,204

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (52.6)% (3)
	Aerospace & Defense – (2.1)%
(67,000)	Arconic Inc.	$(1,439,160)
(77,000)	BWX Technologies Inc.	(3,481,940)
(12,000)	Lockheed Martin Corp	(3,605,160)
	Total Aerospace & Defense	(8,526,260)
	Air Freight & Logistics – (0.8)%
(29,000)	United Parcel Service Inc.	(3,343,410)
	Automobiles – (0.8)%
(9,000)	Tesla Inc., (2)	(3,154,320)
	Biotechnology – (5.7)%
(33,000)	ACADIA Pharmaceuticals Inc., (2)	(628,980)
(52,000)	Agios Pharmaceuticals Inc., (2)	(3,421,600)
(46,000)	Alnylam Pharmaceuticals Inc., (2)	(3,733,360)
(19,000)	BioMarin Pharmaceutical Inc., (2)	(1,824,570)
(28,000)	Bluebird Bio Inc., (2)	(3,440,920)
(19,000)	Incyte Corp, (2)	(1,220,750)
(4,700)	Intercept Pharmaceuticals Inc., (2)	(521,277)
(112,000)	Intrexon Corp, (2)	(1,097,600)
(338,000)	OPKO Health Inc., (2)	(1,264,120)
(33,000)	Sage Therapeutics Inc., (2)	(3,804,570)
(15,000)	Sarepta Therapeutics Inc., (2)	(1,942,050)
(10,100)	TESARO Inc., (2)	(468,438)
	Total Biotechnology	(23,368,235)
	Chemicals – (2.4)%
(34,000)	Albemarle Corp	(3,274,880)
(37,000)	FMC Corp	(3,061,380)
(23,000)	International Flavors & Fragrances Inc.	(3,257,490)
	Total Chemicals	(9,593,750)
	Construction Materials – (0.1)%
(5,000)	Vulcan Materials Co	(528,550)
	Distributors – (0.9)%
(126,000)	LKQ Corp, (2)	(3,507,840)
	Electric Utilities – (0.3)%
(19,000)	Eversource Energy	(1,298,460)
	Electronic Equipment, Instruments & Components – (3.2)%
(80,000)	Cognex Corp	(3,521,600)
(27,000)	Coherent Inc., (2)	(3,730,320)

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
(25,000)	IPG Photonics Corp, (2)	$(3,553,750)
(63,000)	Trimble Inc., (2)	(2,395,890)
	Total Electronic Equipment, Instruments & Components	(13,201,560)
	Energy Equipment & Services – (1.4)%
(38,600)	Frank's International NV	(283,710)
(544,000)	Nabors Industries Ltd	(1,757,120)
(211,000)	RPC Inc.	(2,759,880)
(1,880,000)	Weatherford International PLC, (2)	(1,075,360)
	Total Energy Equipment & Services	(5,876,070)
	Entertainment – (1.6)%
(8,000)	Activision Blizzard Inc.	(399,040)
(55,000)	Liberty Media Corp-Liberty Formula One, (2)	(1,640,100)
(51,000)	Lions Gate Entertainment Corp	(989,910)
(12,000)	Netflix Inc., (2)	(3,433,560)
	Total Entertainment	(6,462,610)
	Food Products – (2.8)%
(51,000)	Bunge Ltd	(2,910,570)
(149,000)	Hain Celestial Group Inc./The, (2)	(3,084,300)
(66,000)	Hormel Foods Corp	(2,975,940)
(12,000)	Kraft Heinz Co/The	(613,440)
(500)	Seaboard Corp	(1,861,000)
	Total Food Products	(11,445,250)
	Gas Utilities – (0.4)%
(18,000)	Atmos Energy Corp	(1,722,060)
	Health Care Equipment & Supplies – (3.9)%
(12,000)	Becton Dickinson and Co	(3,033,000)
(13,000)	Cooper Cos Inc./The	(3,624,790)
(91,000)	DENTSPLY SIRONA Inc.	(3,437,980)
(20,000)	Penumbra Inc., (2)	(2,784,400)
(11,000)	Teleflex Inc.	(3,029,620)
	Total Health Care Equipment & Supplies	(15,909,790)
	Hotels, Restaurants & Leisure – (2.0)%
(427,000)	Caesars Entertainment Corp, (2)	(3,638,040)
(55,000)	International Game Technology PLC	(946,550)
(32,000)	Wynn Resorts Ltd	(3,500,800)
	Total Hotels, Restaurants & Leisure	(8,085,390)
	Household Durables – (1.6)%
(72,000)	Lennar Corp	(3,076,560)
(28,000)	Mohawk Industries Inc., (2)	(3,585,680)

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Shares	Description (1)	Value
	Household Durables (continued)
	Total Household Durables	(6,662,240)
	Household Products – (0.3)%
(18,000)	Colgate-Palmolive Co	$ (1,143,360)
	Insurance – (2.2)%
(81,000)	American International Group Inc.	(3,503,250)
(30,000)	Assurant Inc.	(2,917,200)
(42,000)	Mercury General Corp	(2,379,300)
	Total Insurance	(8,799,750)
	Interactive Media & Services – (0.6)%
(71,000)	Zillow Group Inc., (2)	(2,595,050)
	Leisure Products – (1.7)%
(35,000)	Hasbro Inc.	(3,185,000)
(260,000)	Mattel Inc.	(3,614,000)
	Total Leisure Products	(6,799,000)
	Life Sciences Tools & Services – (0.2)%
(7,000)	PerkinElmer Inc.	(609,420)
	Machinery – (0.6)%
(19,000)	Middleby Corp/The, (2)	(2,295,010)
	Marine – (0.8)%
(41,000)	Kirby Corp, (2)	(3,129,940)
	Multiline Retail – (0.8)%
(38,000)	Dollar Tree Inc., (2)	(3,297,260)
	Multi-Utilities – (1.6)%
(12,200)	Dominion Energy Inc.	(908,900)
(112,000)	NiSource Inc.	(2,959,040)
(24,000)	Sempra Energy	(2,765,280)
	Total Multi-Utilities	(6,633,220)
	Oil, Gas & Consumable Fuels – (0.9)%
(132,000)	Cabot Oil & Gas Corp	(3,321,120)
(82,000)	Kosmos Energy Ltd, (2)	(441,160)
	Total Oil, Gas & Consumable Fuels	(3,762,280)
	Personal Products – (0.8)%
(388,000)	Coty Inc.	(3,235,920)
	Pharmaceuticals – (1.0)%
(107,000)	Akorn Inc., (2)	(734,020)
(88,000)	Catalent Inc., (2)	(3,489,200)

Shares	Description (1)	Value
	Pharmaceuticals (continued)
	Total Pharmaceuticals	(4,223,220)
	Road & Rail – (0.7)%
(78,000)	Knight-Swift Transportation Holdings Inc.	$ (2,703,480)
	Semiconductors & Semiconductor Equipment – (4.2)%
(80,000)	First Solar Inc., (2)	(3,556,000)
(169,000)	Marvell Technology Group Ltd	(2,722,590)
(46,000)	Microchip Technology Inc.	(3,450,000)
(28,000)	Monolithic Power Systems Inc.	(3,697,960)
(38,000)	Universal Display Corp	(3,489,920)
	Total Semiconductors & Semiconductor Equipment	(16,916,470)
	Software – (3.6)%
(66,000)	2U Inc., (2)	(3,853,740)
(160,000)	FireEye Inc., (2)	(3,201,600)
(88,000)	Nutanix Inc., (2)	(3,934,480)
(39,000)	Proofpoint Inc., (2)	(3,783,390)
	Total Software	(14,773,210)
	Specialty Retail – (0.8)%
(104,000)	Floor & Decor Holdings Inc., (2)	(3,445,520)
	Textiles, Apparel & Luxury Goods – (0.9)%
(19,000)	Carter's Inc.	(1,757,500)
(80,000)	Under Armour Inc., (2)	(1,910,400)
	Total Textiles, Apparel & Luxury Goods	(3,667,900)
	Water Utilities – (0.9)%
(16,000)	American Water Works Co Inc.	(1,526,560)
(60,000)	Aqua America Inc.	(2,057,400)
	Total Water Utilities	(3,583,960)
	Total Common Stocks Sold Short (proceeds $231,835,909)	(214,299,765)
	Other Assets Less Liabilities – 69.2%	282,008,324
	Net Assets – 100%	$ 407,392,763
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Nuveen Equity Market Neutral Fund (continued)
Portfolio of Investments    November 30, 2018
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 210,994,036	$ —	$ —	$ 210,994,036
Short-Term Investments:
Repurchase Agreements	—	128,690,168	—	128,690,168
Securities Sold Short:
Common Stocks Sold Short	(214,299,765)	—	—	(214,299,765)
Total	$ (3,305,729)	$128,690,168	$ —	$ 125,384,439
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost, as well as proceeds from common stocks sold short, and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2018.
Tax cost of investments	$335,373,819
Gross unrealized:
Appreciation	$ 11,625,491
Depreciation	(7,315,106)
Net unrealized appreciation (depreciation) of investments	$ 4,310,385

Tax proceeds from common stocks sold short	$(230,756,948)
Net unrealized appreciation (depreciation) of common stocks sold short	16,457,183
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $2,945,347 have been pledged as collateral for Common Stocks Sold Short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 29, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2019